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                            DECHERT PRICE & RHOADS
                        1500 K STREET, N.W., SUITE 500
                           WASHINGTON, D.C.  20005
                                (202) 626-3300



                               January 3, 1997



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:     The Coventry Group
                File Nos. 33-44964 and 811-6526

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with one of the Trust's series, the Ernst Global Asset Allocation Fund (the "Fund"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund does not differ from those contained in Post-Effective Amendment No. 29 which was filed on December 27, 1996. The text of Post-Effective Amendment No. 29 was filed electronically.

        Please do not hesitate to contact the undersigned at (202) 626-3364 or Jeffrey L. Steele at (202) 626-3314 if you have any questions regarding this certification.

                                        Very truly yours,

                                        /s/ Patrick W.D. Turley

                                        Patrick W.D. Turley